Business Combinations - Schedule of Estimated Useful Lives of Acquired Intangible Assets (Details) - CPI $ in Thousands	Aug. 03, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 3,045
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 648
Estimated Useful Life (years)	4 years
Customer relationships and licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,121
Customer relationships and licenses | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	5 years
Customer relationships and licenses | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)	10 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 276
Estimated Useful Life (years)	7 years